UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $    1,509,255
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ACCENTURE PLC IRELAND SHS CLASS A   COM            G1151C101    69343  1075086 SH       SOLE                1074811      0   275
AMPHENOL CORP NEW CL A              COM            032095101   106340  1779156 SH       SOLE                1768556      0 10600
ANSYS INC COM                       COM            03662Q105   111211  1710414 SH       SOLE                1699539      0 10875
APPLE INC COM                       COM            037833100   130910   218347 SH       SOLE                 216630      0  1717
AUTOMATIC DATA PROCESSING INC       COM            053015103    12266   222250 SH       SOLE                 222250      0     0
BOEING CO COM                       COM            097023105      335     4500 SH       SOLE                   4500      0     0
CELGENE CORP COM                    COM            151020104    67802   874639 SH       SOLE                 867014      0  7625
CHESAPEAKE ENERGY CORP COM          COM            165167107     1043    45000 SH       SOLE                  45000      0     0
CTRIP COM INTL LTD AMERICAN DEP SHS ADR            22943F100     2954   136500 SH       SOLE                 117675      0 18825
EXPRESS SCRIPTS INC COM             COM            302182100    34327   633582 SH       SOLE                 633582      0     0
GOOGLE INC CL A                     COM            38259P508    71921   112159 SH       SOLE                 112139      0    20
INFOSYS LTD SPONSORED ADR           ADR            456788108     2725    47790 SH       SOLE                  38790      0  9000
INTEL CORP COM                      COM            458140100      365    13000 SH       SOLE                  13000      0     0
INTERCONTINENTALEXCHANGE INC COM    COM            45865V100    78933   574389 SH       SOLE                 570639      0  3750
MASTERCARD INC CL A                 COM            57636Q104   105731   251418 SH       SOLE                 249673      0  1745
NETAPP INC COM                      COM            64110D104    43744   977080 SH       SOLE                 965955      0 11125
ORACLE CORP COM                     COM            68389X105    72422  2483611 SH       SOLE                2471086      0 12525
PRAXAIR INC COM                     COM            74005P104   103492   902758 SH       SOLE                 895508      0  7250
PRECISION CASTPARTS CORP COM        COM            740189105     6815    39414 SH       SOLE                  36389      0  3025
PROCTER & GAMBLE CO COM             COM            742718109    49576   737632 SH       SOLE                 737632      0     0
RALPH LAUREN CORP                   COM            751212101   116433   667890 SH       SOLE                 664215      0  3675
SAP AG SPON ADR                     ADR            803054204      419     6000 SH       SOLE                      0      0  6000
SCHWAB CHARLES CORP NEW COM         COM            808513105    56597  3938540 SH       SOLE                3902715      0 35825
TARGET CORP COM                     COM            87612E106    15466   265425 SH       SOLE                 265425      0     0
UNITED TECHNOLOGIES CORP COM        COM            913017109    30521   367983 SH       SOLE                 363483      0  4500
URBAN OUTFITTERS INC COM            COM            917047102    20147   692102 SH       SOLE                 692102      0     0
VERISK ANALYTICS INC CL A           COM            92345Y106    78964  1681168 SH       SOLE                1672843      0  8325
YUM BRANDS INC COM                  COM            988498101   118453  1664130 SH       SOLE                1651855      0 12275


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